Earnings per Share (Details) - shares	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Restricted Stock Units [Member] | Management [Member]
Class of Stock [Line Items]
Unvested restricted stock units	0	0	900,000	62,500